Loans, allowance for loan losses and credit quality (Details 4) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Gross impaired loans by category
Total non-performing and non-interest-earning loans	SFr 742	SFr 821
Restructured loans	253	171
Potential problem loans	326	140
Total other impaired loans	579	311
Gross impaired loans	1,321	1,132
Non-interest-earning loans	205	257
Non-performing loans	537	564
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	81	66
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	430	457
Restructured loans	249	167
Potential problem loans	174	115
Total other impaired loans	423	282
Gross impaired loans	853	739
Non-interest-earning loans	132	148
Non-performing loans	298	309
Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	61	64
Restructured loans	0	0
Potential problem loans	4	9
Total other impaired loans	4	9
Gross impaired loans	65	73
Non-interest-earning loans	19	15
Non-performing loans	42	49
Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	272	270
Restructured loans	221	167
Potential problem loans	165	103
Total other impaired loans	386	270
Gross impaired loans	658	540
Non-interest-earning loans	73	98
Non-performing loans	199	172
Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	97	123
Restructured loans	28	0
Potential problem loans	5	3
Total other impaired loans	33	3
Gross impaired loans	130	126
Non-interest-earning loans	40	35
Non-performing loans	57	88
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	312	364
Restructured loans	4	4
Potential problem loans	152	25
Total other impaired loans	156	29
Gross impaired loans	468	393
Non-interest-earning loans	73	109
Non-performing loans	239	255
Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	166	183
Restructured loans	4	4
Potential problem loans	32	23
Total other impaired loans	36	27
Gross impaired loans	202	210
Non-interest-earning loans	24	17
Non-performing loans	142	166
Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	49	86
Restructured loans	0	0
Potential problem loans	120	2
Total other impaired loans	120	2
Gross impaired loans	169	88
Non-interest-earning loans	27	75
Non-performing loans	22	11
Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	97	95
Restructured loans	0	0
Potential problem loans	0	0
Total other impaired loans	0	0
Gross impaired loans	97	95
Non-interest-earning loans	22	17
Non-performing loans	SFr 75	SFr 78